Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

As of December 31, 2022, 2023 and 2024, the balances are comprised of the following:

	December 31, 2022		December 31, 2023		December 31, 2024
Cash	Ps.	2,857,459	Ps.	1,796,444	Ps.	1,261,199
Investments of cash surpluses		8,497,057		8,258,622		12,204,662
Cash equivalents designated for expenditure, held in trust in short term		1,016,948		145		166
Total	Ps.	12,371,464	Ps.	10,055,211	Ps.	13,466,027